UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |X|
Pre-Effective Amendment No.   1                               |_|
Post-Effective Amendment No. ___                              |_|

                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|

Amendment No. 1

                               Runkel Funds, Inc.
               (Exact Name of Registrant as Specified In Charter)

                   903 Chevy Street, Belmont, California 94002
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (650) 591-3042


                                Thomas J. Runkel
                                    President
                                903 Chevy Street
                            Belmont, California 94002
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101

                  Approximate Date of Proposed Public Offering:

Registrant hereby undertakes to amend this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended (the "Act") or until the registration statement shall become effective on such date as the Securities and Exchange Commission acting pursuant to Section 8(a) of the Act may determine.

It is proposed that this filing will become effective:
   |_|  immediately upon filing pursuant to paragraph (b)
   |_|  on (date) pursuant to paragraph (b)
   |_|  60 days after filing pursuant to paragraph (a)(1)
   |_|  on (date) pursuant to paragraph (a)(1)
   |_|  75 days after filing pursuant to paragraph (a)(2)
   |_|  on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment




The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


PROSPECTUS
_________ ____, 2002














                                RUNKEL VALUE FUND























The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

RUNKEL VALUE FUND





TABLE OF CONTENTS

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ABOUT THE FUND

What are the Fund's goals and principal investment strategies?................ 3
What are the main risks of investing in the Fund?............................. 4
How has the Fund performed in the past?....................................... 5
What are the Fund's fees and expenses?........................................ 5
Who is the Fund's investment adviser and portfolio manager?................... 6
Other investment strategies and risks......................................... 7

--------------------------------------------------------------------------------



YOUR INVESTMENT

Buying Fund shares............................................................ 8
Selling Fund shares...........................................................10
How are your shares priced?...................................................11
Additional transaction policies...............................................12
Additional shareholder services...............................................13
Distributions and taxes.......................................................14
For more information..........................................................17

--------------------------------------------------------------------------------

What are the Fund's goals and investment strategies?

GOAL

The fundamental investment objective of the Runkel Value Fund (the "Fund") is long-term capital appreciation. This investment objective may not be changed without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to maximize its performance by investing in fifteen to thirty common stocks that Runkel Advisors, LLC, the Fund's Advisor, believes are undervalued. The Fund invests for the long term (typically five years or more) and avoids short-term trading and market timing.

When selecting stocks for the Fund, we concentrate on the fundamentals of the underlying businesses rather than macro factors such as the direction of the economy or interest rates. We believe that over the long term, a company's stock price will reflect the value of its underlying business but over the short term, a company's stock price can move significantly above or below the underlying business value. In an effort to limit downside risk and maximize upside potential, the Fund typically will invest in companies whose stock prices are lower than our appraisal of the companies' true worth or intrinsic value.

When estimating a company's intrinsic value, we use several methods including the discounted value of future cash flows, acquisition valuations of similar companies, liquidation values, and historic multiples of sales, earnings, cash flow and book value. We also consider the future growth potential of the business, its products and services, its industry position, and the quality of its management. Undervalued companies that offer the best growth prospects and the least business risk generally will represent the largest portion of the Fund's investments.

We will seek to minimize taxable distributions and maximize the Fund's after-tax performance by using long holding periods and offsetting capital gains with capital losses when possible. We also will avoid companies that pay high dividends unless we believe that they also offer excellent after-tax total return potential.

The Fund may invest in domestic stocks of all sizes, including, but not limited to, securities of small and mid-capitalization companies. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer compared with diversified funds.

We typically will sell a security when we believe that the security is overvalued, when a more compelling opportunity is found or when there is an unexpected deterioration in the underlying business.

What are the main risks of investing in the Fund?

o    There is no assurance that the Fund will achieve its investment objective.
o No single mutual fund should be considered a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.
o As a non-diversified Fund, the Fund may invest a greater percentage of its assets in a particular issuer compared with diversified funds. As a result, the shares of the Fund are likely to fluctuate in value more than those of a fund investing in a broader range of securities.
o The net asset value per share and the value of your holding in the Fund will vary with economic and market conditions, interest rates or political events. Therefore, when you sell your investment, you may receive more or less money than you originally invested.
o Stocks of small and mid-capitalization companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small and mid-cap stocks may be significantly more volatile than larger-cap stocks. Small and mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small- or mid-cap stock and this lack of market liquidity can adversely affect the Fund's ability to realize the market price of a stock, especially during periods of rapid market decline. The Advisor's assessment of small- and mid-cap companies may prove incorrect, resulting in losses or poor performance even in a rising market.
o The Fund's investment strategy uses the "value" approach in choosing its investments as described above. This approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.
o The Fund is highly dependent on the investment strategies and management skills of the Advisor. The loss of the Advisor's services would have a material adverse effect on the Fund's investment results.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who should invest in the Fund?

The Fund is intended for long-term investors. The Fund may be appropriate for investors willing to accept the above risks associated with common stocks. The Fund may also be appropriate for investors whose financial goals are five years or more in the future. The Fund is also appropriate for investors willing to accept price fluctuations in their investment.

Who should not invest in the Fund?

Anyone who is not comfortable with the above risks should not invest in the Fund. The Fund is not appropriate for investors concerned primarily with stability of principal or investors who use mutual funds as short-term trading vehicles. Short-term, market timers who frequently trade in and out of mutual funds should not invest in the Fund.

How has the Fund performed in the past?


As of the date of this prospectus, the Fund had no performance history and, therefore, no comparison of the Fund's performance versus a broad measure of market performance is available. The Fund's current daily share price and performance information can be found by calling 1-800-419-5159, or accessed through the Fund's website at www.runkelvaluefund.com.
                              -----------------------


What are the Fund's fees and expenses?

FUND EXPENSES

The Fund is a no-load fund, so you pay no sales charges (loads) to buy or sell your shares. The following table describes the fees and expenses to buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases............................NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.................NONE
Maximum Deferred Sales Charge (Load) .......................................NONE
Redemption Fee 1, 2....................................................... 1.00%


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee.............................................................1.00%
Distribution (12b-1) Fees 3.................................................NONE
Other Expenses 4...........................................................1.84%
                                                                           -----
Total Annual Fund Operating Expenses (Before Waiver).......................2.84%
Fee Waiver 5..............................................................-1.84%
                                                                           -----
Net Expenses...............................................................1.00%

1 At the shareholder's request, the Fund's transfer agent will wire redemption proceeds to a pre-authorized bank account for a fee of $15.00.
2 The Fund is intended for long-term investors. To discourage short-term trading and market timing, which can increase the Fund's costs, the Fund charges a 1.00% redemption fee on shares redeemed less than one year after they are purchased. The Fund waives this fee for mandatory retirement withdrawals and for its systematic withdrawal plan.
3 The Fund has adopted a 12b-1 Plan which permits the Fund to pay up to 0.25% of its assets to the Adviser as a shareholder servicing fee. The Plan provides that no 12b-1 fees will be paid for the Fund's fiscal years ending June 30, 2003 and 2004.
4   Based on estimated amounts for the current fiscal year.
5 The Advisor contractually has agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00% for the Fund's fiscal years ending June 30, 2003 and 2004.


EXAMPLE

         The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                                            1 year            3 years
                                            ------            -------

                                            $102              $318

Who is the Fund's investment adviser and portfolio manager?

Investment Adviser - Runkel Advisors, LLC, 903 Chevy Street, Belmont CA, 94002

Runkel Advisors LLC, a California limited liability company, serves as the Fund's Advisor. Thomas J. Runkel is the sole owner of the Advisor and he also serves as Chairman, President, Secretary and Treasurer of Runkel Funds, Inc. The Advisor manages the Fund's investments and supervises the Fund's daily business affairs, subject to the oversight of the Board of Directors, which maintains ultimate control over the Fund. For its investment advisory services, the Advisor is paid a fee, computed daily, and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets up to and including $500 million and 0.80% thereafter. The Advisor contractually has agreed to waive its fee and reimburse Fund expenses so that total Fund operating expenses do not exceed 1.00% for the Fund's fiscal years ending June 30, 2003 and 2004. Although the Advisor is a new business entity, Thomas J. Runkel, the owner of the Advisor, has over 16 years of investment experience and 12 years experience as a mutual fund portfolio manager.

Portfolio Manager  - Thomas J. Runkel, CFA

Mr. Runkel will be responsible for managing the day-to-day investment operations of the Fund. He has more than 16 years investment experience and he has been a Chartered Financial Analyst (CFA) since 1991. Prior to starting Runkel Advisors, Mr. Runkel was employed by Franklin Templeton Investments from 1983 to January 2002, where he served as a portfolio trader and, beginning in 1989, as portfolio manager at Franklin, Mr. Runkel served as portfolio manager of seven Franklin Templeton mutual funds with assets totaling over $6.5 billion. During his twelve years as a portfolio manager at Franklin Templeton, Mr. Runkel was primarily responsible for managing taxable money market funds. He also managed the credit research department associated with these funds, which was responsible for providing credit research on counterparties for a variety of mutual fund securities transactions. Mr. Runkel received a B.A. in Political Science from the University of California, Davis, CA in 1982 and an MBA from Santa Clara University, Santa Clara, CA, in 1988. He is a member of the Security Analysts of San Francisco (SASF) and the Association for Investment Management & Research
(AIMR).

Other investment strategies and risks


Money Market Funds

The Fund intends to remain substantially invested in equity securities. However, the Fund may invest up to twenty percent (20%) of its total assets in money market mutual funds or investment grade, short-term money market instruments including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund will incur duplicate management and other fees when investing in other mutual funds. By keeping cash on hand, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, in these cases, the Fund might not achieve its investment objective.

Temporary Defensive Position

For temporary defensive purposes, the Fund may invest up to 100% of its total assets in cash or cash equivalent short-term obligations, including money market instruments such as bank obligations, commercial paper and notes, U.S. Government obligations and repurchase agreements. See the Statement of Additional Information ("SAI") for a description of these securities. Principal and/or interest payments for government securities may or may not be backed by the full faith and credit of the U.S. Government. The Fund may not achieve its investment objective if it engages in temporary defensive strategies.


Portfolio Turnover

The Fund will not seek to realize profits by anticipating short-term market movements. We intend to purchase securities only for the long-term. As a result, the Advisor believes that the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor. The Fund's turnover rate for its first year of operations is expected to be no more than 50%.


Non-diversification

The Fund could own as few as twelve securities but generally will have between fifteen to thirty securities in its portfolio. We believe that investing only in our best ideas increases the potential for superior long-term performance. There is a risk, however, that the Fund's shares could fluctuate more than a those of a broadly diversified fund.


Other Strategies

The Fund has additional non-principal investment strategies and restrictions that govern its activities. For a list of these restrictions and more information about the non-principal investment strategies and additional risk factors, please see the SAI.

Buying Fund Shares

The Fund is a no-load fund so you pay no sales charges when buying Fund shares. The Fund can be used in both regular and tax-deferred accounts such as traditional and rollover IRAs.

The minimum initial investment for all account types is $5,000 and $100 for subsequent investments, unless waived by the Fund's Advisor.

BUYING INSTRUCTIONS - You may open or add to your account using any of the following methods:

By Mail

If opening a new account, read the prospectus carefully and complete and sign the account application. Make your check payable to the Runkel Value Fund. Send your check and your signed application by regular mail or overnight courier to:

Regular mail:                      Overnight:                      QUESTIONS?
Runkel Value Fund                  Runkel Value Fund              1-800-419-5159
c/o Unified Fund Services, Inc.    c/o Unified Fund Services, Inc.
P.O. Box 6110                      431 North Pennsylvania St.
Indianapolis, IN 46206-6110        Indianapolis, IN 46204

If adding to an account, reference your account number on the check or deposit slip and send it to the same address listed above.

By Wire

You may also make an investment in the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If you are opening an account, call 1-800-419-5159 to obtain your account number before sending the wire. Once you have an account number, wire your initial or additional investment to:

Huntington National Bank
ABA#  044000024
For Credit To: Runkel Value Fund
A/C#  01892151001
Your Acct.#
Your Name

For your initial investment, you must also complete and sign an account application and mail it to the address listed above. Retirement plan accounts and IRAs cannot be opened by wire.

Retirement Plans

Investors can purchase Fund shares in various retirement plans. You can also roll over your 401k plan or your existing IRA into an IRA with the Fund. Some of the retirement plans offered by the Fund include the following:

o   Traditional IRA, Rollover IRA
o   Roth IRA, Roth Conversion IRA
o   SEP-IRA
o   Employer-sponsored retirement plans such as 401(k) plans

To establish a traditional or Roth IRA, you will need to transfer from another custodian or roll over a minimum of $5,000 to meet the Fund's minimum investment requirement. To obtain further information about the above retirement plans and other plans offered by the Fund, please call the Fund at 1-800-419-5159. Your retirement account will be maintained by the Fund's retirement custodian, Unified Financial Securities, which currently charges an annual fee of $15. The Fund recommends that investors consult with a competent financial and tax adviser regarding these retirement plans before investing.

Automatic Investment

The Fund offers an automatic investment plan that allows shareholders to make purchases on a regular and convenient basis. This option requires a $100 minimum automatic monthly investment. Investors can obtain further information about the automatic investment plan by calling the Fund at 1-800-419-5159.

Through Broker-Dealers

You may purchase Fund shares through broker-dealers or other financial intermediaries that may charge you a transaction fee for their services. If you purchase the shares directly from the Fund, no transaction fee is charged.

Other Policies Regarding Buying Fund Shares

The Fund may limit the number of investors or refuse to sell to any person. The Fund will not accept cash, third party checks, credit card convenience checks, or checks drawn on banks outside the United States. Unified Fund Services, Inc., the Fund's transfer agent, charges a $25 fee for every check, money order, wire, or Electronic Funds Transfer returned unpaid. The Fund will not accept orders unless accompanied by payment. For Fund shares purchased by check, this means that the order will not be accepted until payment on the check has been received by the Fund.

Selling Fund Shares

You may sell all or part of your Fund shares on any day the New York Stock Exchange is open for trading. The proceeds of your sale may be more or less than the purchase price of your shares.


Market Timers Redemption Fee

The Fund is intended for long-term investors. Short-term market timers who engage in frequent trading into and out of the Fund can disrupt the Fund's investment strategy and generate additional transaction costs to Fund shareholders. To avoid hurting long-term shareholders who do not generate these costs, the Fund imposes a redemption fee of 1.00% on shares redeemed less than one year after they are purchased, which will be deducted from redemption proceeds. The Fund uses a "first-in, first-out" method to determine the holding period, so if you bought shares on different days, the shares purchased first will be redeemed first for determining whether the redemption fee applies. The fee is retained by the Fund for the benefit of the remaining shareholders. The Fund will waive the redemption fee for mandatory withdrawals from retirement accounts and for its systematic withdrawal plan. The Fund may waive the redemption fee in other circumstances if the Advisor determines it is in the best interests of the Fund to do so.


SELLING INSTRUCTIONS - You may sell shares in several ways


By Mail - You may redeem all or part of your shares by written request. Your letter should include your account number, the amount of money or shares being redeemed, the name(s) and signature(s) of all account holders (exactly as your account is registered), and your mailing address. If redeeming from an IRA account, please note applicable withholding requirements. Obtain a signature guarantee or other documentation if required (see below). Then, send your request by regular mail or overnight courier to the following address:

Regular mail:                                    Overnight:
Runkel Value Fund                                Runkel Value Fund
c/o Unified Fund Services, Inc.                  c/o Unified Fund Services, Inc.
P.O. Box 6110                                    431 North Pennsylvania St.
Indianapolis, IN 46206-6110                      Indianapolis, IN 46204

By Phone

If you have established telephone redemption privileges, you may redeem up to $25,000 over the telephone. If you have not established this privilege, you can add it by calling 1-800-419-5159 and requesting a telephone transaction form. Be prepared to provide some or all of the information listed above under "Selling Fund Shares - By Mail." With this option, you can receive redemption proceeds one of two ways:

(1) The Fund's transfer agent will mail a check for the redemption proceeds to your address of record. Checks will not be forwarded by the U.S. Postal Service, so please notify us if your address has changed.
(2) For a $15.00 fee, the Fund's transfer agent will transmit the redemption proceeds by wire to a properly pre-authorized bank account. The proceeds will arrive at your bank the first banking day after the transfer agent processes your redemption. The fee will be deducted from your redemption proceeds.

If you request a redemption by wire transfer, payment will be transmitted only on days that commercial banks are open for business and only to the bank and account number previously authorized by you on your application or separate signature guaranteed letter of instruction. Requests for redemptions from IRAs and other retirement accounts must be in writing.

Through Broker/Dealers
You may sell Fund shares through broker-dealers or other financial intermediaries that may charge you a transaction fee for their services. The Fund may impose special redemption procedures on certain broker-dealers.

Systematic Withdrawal Plan
You may elect to participate in the Systematic Withdrawal Plan, pursuant to which you direct the Fund's transfer agent to draw a check in a set amount to be sent to you on a regular basis. Withdrawals under the Systematic Withdrawal Plan involve selling Fund shares and may result in a gain or loss for federal income tax purposes. A shareholder's account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Plan. The minimum amount that may be withdrawn each month or quarter is $100. The Fund or a shareholder may terminate the Plan at any time without penalty or charge, which termination will become effective 5 business days following receipt of termination instructions. Fund shares will be sold within 5 business days before the end of the month or quarter, as applicable. The Fund will waive the redemption fee with respect to withdrawals made pursuant to a Systematic Withdrawal Plan.

Other Policies Regarding Selling Fund Shares

Your redemption request will be processed promptly and you will receive the proceeds within seven days after receipt of your properly completed request.

Signature Guarantees - In order to protect the Fund and you from fraud, signature guarantees will be required in the following situations:
o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered.
o The redemption proceeds are to be sent to an address other than the address of record.
o  You change ownership on the account.
o  A change of address has been received within the last 30 days.
o  The redemption request exceeds $25,000.

Signature guarantees can be obtained from most banks, savings and loans, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. A notarized signature is not an acceptable substitute for a signature guarantee.

Additional information may be required for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. In order to avoid delays in processing redemption requests, please contact the Fund's transfer agent, Unified Fund Services, Inc., at 1-800-419-5159 to determine whether additional documents will be required.


How are your shares priced?

Your transaction price for buying or selling shares is the net asset value ("NAV") per Fund share. The Fund determines its NAV by dividing its net assets (the value of its investments, cash and other assets less its liabilities) by the number of shares outstanding. The Fund's NAV generally is calculated once a day as of the close of trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time on each day the NYSE is open for business (the NYSE is closed on weekends, most Federal holidays and Good Friday). Equity securities are valued at the last sales price reported by the consolidated quote system prior to the normal closing of the market on which the securities are traded. If there was no sale that day, equity securities will be valued at the mean of the last bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value by the Advisor, as determined in good faith pursuant to procedures approved by the Board of Directors.

Execution of Requests - Buy and sell orders are priced at the next-calculated NAV after your request is received in proper form by the Fund's transfer agent. Your selling instructions are considered to be in proper form if they contain your account name and number, address and dollar amount of Fund shares to be redeemed, and the request is signed by all registered owners in the exact names and capacities in which they are registered. A signature guarantee may be required, as described below. At the discretion of the Fund or the transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization. Orders received prior to 4:00 p.m. Eastern time will be executed based on that day's NAV.

Additional transaction policies

Fund Purchase Policies - Please note that you may only buy shares of the Fund if it is eligible for sale in your state or jurisdiction. The Fund will not issue certificates evidencing shares purchased, but will send investors a written confirmation for all purchases and sales of shares.

Fund Sale Policies - If you are redeeming Fund shares that you recently purchased by check, the proceeds may be delayed until the check clears; this may take up to 15 days from the date of purchase. In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws. Redemption requests that contain a restriction as to time, date or share price at which the redemption is to be effective will not be honored.

Mail Requests - You should be aware that requests for purchases, redemptions, and account changes mailed to the Fund's business address will not be processed until they are received by the Fund's transfer agent, Unified Fund Services, Inc. You can avoid delays by mailing requests about your account directly to Unified Fund Services at P.O Box 6110, Indianapolis, IN 46206-6110.

Telephone Transactions - For your protection, the Fund's transfer agent employs reasonable procedures to confirm that instructions received by telephone are genuine. When these procedures are followed, the Fund and the transfer agent are not liable for losses caused by such instructions. The Fund reserves the right to revise or terminate the telephone redemption privilege at any time. By electing the telephone option, you may be giving up a measure of security that you might have if you were to redeem your shares in writing. You will be required to provide a password to verify authenticity before your instructions will be carried out, and the telephone transaction may be tape-recorded. Contact the transfer agent immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account or password.

Investing Through a Third Party/Broker-Dealer - If you invest through a third party rather than directly with the Fund, the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees, and may set different minimum investments or limitations on buying or selling shares. Any fees, if charged, are retained by the broker-dealer and are not remitted to the Fund or the Advisor. When you are purchasing or redeeming Fund shares through a broker-dealer, it is the responsibility of the broker-dealer to place your order with the Fund on a timely basis.

Wire Transactions - Please remember that the Fund's custodian bank must receive your wired funds prior to the close of the New York Stock Exchange for you to receive same day pricing. The Fund and the custodian bank are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions. The Fund does not charge a fee for incoming wire transactions, however, your bank may charge for this service.

Redemptions Initiated by the Fund - Because there are certain fixed costs associated with maintaining each shareholder account, the Fund may require you to redeem all of your shares if your account balance falls below the minimum investment limit of $5,000 due to redemptions. You will be given 60 days notice to reestablish the minimum balance. If you do not increase your balance, we may close your account and send you the proceeds. Your shares will be sold at the NAV on the day your account is closed. No redemption fee will be assessed on redemptions initiated by the Fund.

Distribution Plan - The Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund can pay a fee to the Fund's Advisor to help defray the cost of distributing the Fund's shares and servicing its shareholders of up to 0.25% of its average daily net assets. The Fund's board of directors has determined that no 12b-1 fees shall be paid to the Fund's Adviser pursuant to the plan for the Fund's fiscal years ending June 30, 2003 and 2004. Because these fees are an ongoing expense, over time they reduce the net investment results of the Fund and may cost you more than paying other types of sales charges.

Additional shareholder services

Visit us online at www.runkelvaluefund.com to obtain more information regarding
                   -----------------------
the Fund's performance, its portfolio holdings, and general information about investing in the Fund. You can also order an account application, and obtain other Fund information on the web site.


DISTRIBUTIONS AND TAXES

Net investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by the Fund on an annual basis.

The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed as ordinary income; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will gradually be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

                      SUMMARY OF CERTAIN FEDERAL INCOME TAX
                       CONSEQUENCES FOR TAXABLE ACCOUNTS:

Type of transaction                                        Tax status
-------------------                                        ----------
Income dividends                                        Ordinary income rate

Short-term capital gain distributions                   Ordinary income rate

Long-term capital gain distributions                    Capital gains rate -
                                                        maximum 20% on non--
                                                        corporate taxpayers; in
                                                        certain cases, capital
                                                        gain distributions
                                                        relating to assets held
                                                        more than five years are
                                                        taxable at even lower
                                                        capital gains rates

Sales of shares (including redemptions) owned           Long-term capital gains
more than one year                                      or losses (capital gains
                                                        rate - maximum 20% on
                                                        non-corporate taxpayers;
                                                        in certain cases, shares
                                                        owned more than five
                                                        years are subject to
                                                        even lower capital gains
                                                        rates)

Sales of shares (including redemptions) owned           Gains are taxed at the
for less than one year                                  same rate as ordinary
                                                        income, losses are
                                                        subject to special rules

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

Distributions to retirement plans. Fund distributions received by your qualified
---------------------------------
retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

Dividends-received deductions. The portion of the dividends the Fund pays that
-----------------------------
does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends-received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

Tax reporting. If you are a non-retirement plan holder, the Fund will send you a
-------------
Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on such shares.

Withholding taxes. If you are a non-corporate shareholder and if the Fund does
-----------------
not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 30% of your distributions and sales proceeds. If you are subject to backup withholding, we also will withhold and pay to the IRS 30% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

Privacy Policy

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

         Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in account applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Fund or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

         Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

         Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide services to you. The Fund maintains physical, electronic, and procedural safeguards to guard your nonpublic personal information.

A Statement of Additional Information ("SAI") about the Fund has been filed with the Securities and Exchange Commission ("SEC"), and is incorporated herein by reference, which means that it is legally part of the prospectus. Additional information about the Fund's investments will be available in its annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Shareholders may make inquiries or request the SAI and the Fund's reports to shareholders without charge. You can obtain information about the Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of reports and other information about the Fund, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov.


                                   Questions?

                             www.runkelvaluefund.com

                                 1-800-419-5159

No person is authorized by the Fund to give any information or make any representation other than those contained herein or in printed or written material issued by the company, and no person is entitled to rely upon any other information or representation.































Investment Company Act File No. 811-21070.

The information in this Statement of Additional Information (SAI) is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                               RUNKEL FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION


                               _______ ____, 2002

















         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus for the Runkel Value Fund dated _________ ___, 2002. A free copy of the Prospectus can be obtained by writing the Transfer Agent at P.O. Box 6110, Indianapolis, Indiana 46206-6110, or by calling 1-800- 419-5159.

                                TABLE OF CONTENTS


DESCRIPTION OF THE TRUST AND FUND..............................................3


ADDITIONAL INFORMATION ABOUT THE FUND..........................................3


INVESTMENT LIMITATIONS.........................................................4


INVESTMENT ADVISER.............................................................6


TRUSTEES AND OFFICERS..........................................................6


PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................10


DETERMINATION OF SHARE PRICE..................................................11


INVESTMENT PERFORMANCE........................................................11


CUSTODIAN.....................................................................13


TRANSFER AGENT, FUND ACCOUNTANT AND ADMINISTRATOR.............................14


ACCOUNTANTS...................................................................14


DISTRIBUTOR...................................................................14


DISTRIBUTION PLAN.............................................................14

                             DESCRIPTION OF THE FUND

     Runkel Funds, Inc. was organized as a corporation under the laws of the State of Maryland pursuant to Articles of Incorporated filed on March 20, 2002. Runkel Funds is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

     The initial series of Runkel Funds is the Runkel Value Fund (the "Fund"). The Fund has one class of shares. The Fund's Board of Directors has authority to issue multiple classes of shares and new series of the Runkel Funds. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share represents an equal proportionate interest in the assets and liabilities of the Fund and is entitled to such dividends and distributions out of income of the Fund as are declared by the Board. The shares do not have cumulative voting rights or any preemptive or conversion rights. In case of any liquidation of a series, the holders of shares will be entitled to receive a distribution out of the assets, net of the liabilities. No shareholder is liable to further calls or to assessment by the Fund without the shareholder's express consent.

     The Fund does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share the shareholder owns and fractional votes for fractional shares the shareholder owns. All shares of the Fund have equal voting rights and liquidation rights.


ADDITIONAL INFORMATION ABOUT THE FUND

     Investments and Risk Considerations

     This section supplements the Fund's prospectus and contains a discussion of some of the non-principal investment strategies of the Fund.

     Equity Securities.  The Fund will invest in common stock and other types of
     ------------------
equity securities. Equity securities consist of common stock and preferred stock. Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund will not acquire any direct ownership of real estate.

     Equity securities include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.

     Repurchase Agreements.  A repurchase agreement is a short term investment
     ----------------------
in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government (a "U.S. Government obligation") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with banks with assets of $1 billion or more and registered securities dealers determined by the Board of Directors to be creditworthy. The Advisor will monitor the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.


INVESTMENT LIMITATIONS

     Fundamental.  The investment limitations described below have been adopted
     -----------
by the Board with respect to the Fund and are fundamental, which means that the limitations may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, "majority of the outstanding shares of the Fund" means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Directors without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental.

                  1.  Borrowing Money. The Fund will not borrow money.
                      ---------------

                  2. Senior Securities. The Fund will not issue senior
                     -----------------
         securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

                  3.  Underwriting.  The Fund will not act as underwriter of
                      ------------
         securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under federal securities laws.

                  4. Real Estate. The Fund will not purchase or sell real
                     -----------
         estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

                  5. Commodities. The Fund will not purchase or sell commodities
                     -----------
         unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

                  6.  Loans.  The Fund will not make loans to other persons,
                      -----
         except: (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loan" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

                  7.  Concentration.  The Fund will not invest 25% or more of
                      -------------
         its total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a corporation, trust or association, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by the fundamental limitation set forth above, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed above as of the date of consummation.

         Non-Fundamental. The following limitations have been adopted by the
         ---------------
Board of Directors with respect to the Fund and may be changed by a vote of a majority of the Directors.

                  1. Pledging. The Fund will not mortgage, pledge, hypothecate
                     --------
         or in any manner transfer, as security for indebtedness, any assets of the Fund. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

                  2. Margin Purchases. The Fund will not purchase securities or
                     ----------------
         evidences of interest thereon on margin. This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

                  3.  Illiquid Securities.  The Fund will not invest more than
                      -------------------
         15% of its net assets in illiquid securities.


                  4.  Options.  The Fund will not purchase or sell puts, calls,
                      -------
         options or straddles.


                  5.  Loans. The Fund will not loan its portfolio securities.
                      -----

                  6.  Reverse Repurchase Agreements.  The Fund will not enter
                      -----------------------------
         into reverse repurchase agreements.




INVESTMENT ADVISER

         The Fund's investment adviser is Runkel Advisors, LLC, a California limited liability company (the "Advisor"). Thomas J. Runkel is the 100% owner of the Advisor. Mr. Runkel has been a Chartered Financial Analyst (CFA) since 1991. Under the terms of the Investment Advisory Agreement between the Fund and the Advisor approved by the Board of Directors on May 30, 2002 (the "Agreement"), the Advisor will provide a continuous investment program for the Fund, including investment research and management with respect to all securities, investments and cash equivalents in the Fund's portfolio. The Fund pays all of its expenses, including brokerage, taxes, borrowing costs (such as interest and dividend expenses), fees and expenses of the non-interested directors and extra-ordinary expenses. As compensation for its investment advisory services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund up to and including $500 million and 0.80% thereafter. Under the Agreement, the Advisor has agreed to waive its advisory fee and reimburse Fund expenses (not including brokerage fees, interest and extraordinary expenses) so that total Fund operating expenses do not exceed 1.00% for the Fund's fiscal years ending June 30, 2003 and 2004.

         The Board of Directors initially approved the Agreement based on the Advisor's willingness to waive its fee and reimburse Fund expenses so that total Fund expenses do not exceed 1.00%, and Mr. Runkel's substantial experience in serving as a mutual fund portfolio manager.


DIRECTORS AND OFFICERS

         The Board of Directors supervises the business activities of the Fund. The names of the Directors and executive officers of the Fund are shown below.


         Interested Directors and Officers

         Each Director or officer who is an "interested person" of the Fund, as defined in the 1940 Act is listed below.

=======================================================================================================================
                                                                                       Number of
                                                                                       Portfolios in    Other
                              Position(s)  Term of Office                              Fund Complex     Directorships
                              Held with    and Length of    Principal Occupation(s)    Overseen by      Held by
Name, Address, and Age        Fund         Time Served      During Past 5 Years        Director         Director
------------------------------------------------------------------------------------------------------------------------
Thomas J. Runkel              Chairman,    Indefinite       Chairman, President,              1         None
Born:  10/14/58               President,   term; Since      Secretary and Treasurer,
903 Chevy Street, Belmont,    Secretary    Fund's           Runkel Funds, Inc.,
CA 94002                      and          inception        March 2002-Present;
                              Treasurer                     Manager, Runkel
                                                            Advisors, LLC, March
                                                            2002-Present; Portfolio
                                                            Trader and Manager,
                                                            Franklin Templeton
                                                            Funds, Oct. 1983-January
                                                            2002.
------------------------------------------------------------------------------------------------------------------------


The following table contains information for the Directors who are interested persons of the Fund, regarding equity securities beneficially owned by such Director in the Fund or in any registered investment companies overseen by the Director within the same family of investment companies as the Fund.

==============================================================================================
                                Dollar Range of Equity      Aggregate Dollar Range of Equity
Name of Director               Securities in the Fund       Securities in All Registered
                                                            Investment Companies Overseen by
                                                            Director in Family of Investment
                                                            Companies
----------------------------------------------------------------------------------------------
Thomas J. Runkel               Over $100,000                Over $100,000






The compensation expected to be paid to the Directors who are interested persons of the Fund during the fiscal year ending June 31, 2002 is set forth in the following table.

                               Compensation Table1

============================================================================================================
                        Aggregate            Pension or            Estimated Annual     Total Compensation
Name of Person,         Compensation From    Retirement Benefits   Benefits Upon        From Fund (the
Position                Fund                 Accrued As Part of    Retirement           Fund is not a Fund
                                             Fund Expenses                              Complex)
------------------------------------------------------------------------------------------------------------
Thomas J. Runkel;               $0                    $0                   $0                   $0
Chairman, President,
Secretary and
Treasurer


         1    The Fund has not completed its first full year of operations.  This information is based on estimated future payments.


         Independent Directors

         Each  Director or officer who does not constitute an "interested person" of the Fund as defined in the 1940 Act is listed below.

========================================================================================================================
                                                                                       Number of
                                                                                       Portfolios in    Other
                              Position(s)  Term of Office                              Fund Complex     Directorships
                              Held with    and Length of    Principal Occupation(s)    Overseen by      Held by
Name, Address, and Age        Fund         Time Served      During Past 5 Years        Director         Director
------------------------------------------------------------------------------------------------------------------------
Diomedes Loo-Tam              Director     Indefinite       Treasurer of the                  1         None
Born:  2/17/39                             term; Since      Franklin Group of Funds
424 Matietta Drive                         Fund's           and Senior Vice
San Francisco, CA 94127-1820               inception        President of Franklin
                                                            Templeton Services, Inc.
                                                            from August 1997 to
                                                            retirement in February
                                                            2000.
------------------------------------------------------------------------------------------------------------------------
Laird Foshay                  Director     Indefinite       Founder of INVESTools,            1         None
Born:  04/03/59                            term; Since      Inc. from 1994 to May,
7815 Adelaida Road                         Fund's           1999; director of
Paso Robles, CA 93446                      inception        Telescan Inc. June, 1999
                                                            to August, 2000;
                                                            President of M&T
                                                            Publishing from 1982 to
                                                            1992.
========================================================================================================================



         The following table contains information for each Director who is not an interested person of the Fund, regarding equity securities beneficially owned by a Director in the Fund or in any registered investment companies overseen by the Director within the same family of investment companies as the Fund.

==============================================================================================
                                Dollar Range of Equity      Aggregate Dollar Range of Equity
Name of Director               Securities in the Fund       Securities in All Registered
                                                            Investment Companies Overseen by
                                                            Director in Family of Investment
                                                            Companies
----------------------------------------------------------------------------------------------
Diomedes Loo-Tam               $0                           $0
----------------------------------------------------------------------------------------------
Laird Foshay                   $0                           $0
==============================================================================================


The Fund will reimburse its Independent Directors for expenses incurred in attending board meetings. The compensation expected to be paid to the Directors who are not interested persons of the Fund during the fiscal year ending June
31, 2002 is set forth in the following table.

                               Compensation Table1

============================================================================================================
                        Aggregate            Pension or            Estimated Annual     Total Compensation
Name of Person,         Compensation From    Retirement Benefits   Benefits Upon        From Fund (the
Position                Fund                 Accrued As Part of    Retirement           Fund is not a Fund
                                             Fund Expenses                              Complex)
------------------------------------------------------------------------------------------------------------
Diomedes Loo-Tam                $0                    $0                   $0                   $0
------------------------------------------------------------------------------------------------------------
Laird Foshay                    $0                    $0                   $0                   $0
============================================================================================================

         1    The Fund has not completed its first full year of operations.  This information is based on estimated future payments.

         The Audit Committee is a standing committee of the Fund and consists of the Independent Directors, Messrs. Foshay and Loo-Tam. They meet semi-annually and annually to review the Fund's financial statements. On an annual basis, the Audit Committee will meet with the Fund's independent accountants to discuss their audit results and management's cooperation with the auditors.

         The Code of Ethics Review Committee is a standing committee of the Fund and consists of the Independent Directors, Messrs. Foshay and Loo-Tam. This Committee will meet to review any Reportable Transactions, as defined under the Fund's Code of Ethics, and to determine any appropriate sanctions.

         The Valuation Committee is a standing committee of the Fund and consists of Messrs. Runkel and Foshay. This Committee will meet only in the event that the Fund's Valuation Procedures require them to determine the fair market value of a security for which a price is not readily available.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of the date of this SAI, Thomas J. Runkel owned 100% of the Fund's outstanding voting securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Directors of the Fund, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Directors and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker.

         The Fund and the Advisor each have adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The access personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund, provided that personal securities transactions are pre-cleared by Mr. Diomedes Loo-Tam, an Independent Director of the Fund. You may obtain a copy of the Code of Ethics from the Securities and Exchange Comission.


DETERMINATION OF SHARE PRICE

         The price or "net asset value" of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Fund is open for business on every day that the New York Stock Exchange is open for trading. The Exchange is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Securities which are traded on any exchange or on the Nasdaq over-the-counter market are valued at the last quoted sale price. Any assets for which reliable market quotations are not available, or for which the fund accountant's pricing service does not provide a valuation or provides a valuation that, in the judgment of the Advisor or the Transfer Agent, Unified Fund Services, Inc., does not represent fair value, shall each be valued by the Valuation Committee of the Board of Directors in consultation with the Fund's Transfer Agent and the Adviser, on the basis of the following factors: cost of the security or asset, transactions in comparable securities or assets, relationships among various securities and assets and such other factors as may be determined by the parties to materially affect the value of the security.


INVESTMENT PERFORMANCE

         The Fund may periodically advertise its average annual total return. "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T)n =ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         The Fund also may advertise its after-tax performance information. After-tax performance information is calculated on pre-liquidation and post-liquidation basis, by finding the average annual compounded rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount invested to the ending value, according to the following two formulae:

1.     Average Annual Total Return (After Taxes on Distributions):

       P(1+T)n = ATVd

       Where:     P        =     a hypothetical $1,000 initial investment
                  T        =     average annual total return (after taxes on
                                 distributions).
                  n        =     number of years
                  ATVd     =     ending value, after taxes on fund distribution
                                 but not after taxes on redemption, at the end of the applicable period of the hypothetical
                                 $1,000 investment made at the beginning of the applicable period.

              The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

2.     Average Annual Total Return (After Taxes on Distributions and
       Redemption):

       P(1+T)n = ATVdr

       Where:     P        =     a hypothetical $1,000 initial investment
                  T        =     average annual total return (after taxes on
                                 distributions).
                  n        =     number of years
                  ATVdr    =     ending value, after taxes on fund distributions
                                 and redemptions, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

              The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period and that. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Price Index or the Dow Jones Industrial Average.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT, FUND ACCOUNTANT AND ADMINISTRATOR

         Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's Transfer Agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified, in its capacity as Fund administrator, provides the Fund with certain monthly reports, record-keeping and other management-related services. Unified also serves as fund accountant and is responsible for pricing the Fund's portfolio securities and determining its net asset value on each day that the New York Stock Exchange is open for business. For its services as Transfer Agent, Unified receives a base fee from the Fund of $15 per active shareholder account per year, with a minimum fee of $15,000. For its services as fund accountant, Unified receives a fee of 0.050% for the first $50 million in average net assets, subject to a minimum annual fee of $20,000. For its services as administrator, Unified receives a fee of 0.10% for the first $50 million in average net assets, subject to a minimum annual fee of $21,500. Each minimum fee outlined will be reduced by a scheduled discount of up to 30% until the Fund reaches $5 million in assets.

ACCOUNTANTS

         The firm of Tait, Weller & Baker LLP, 8 Penn Center Plaza, Suite 800, Philadelphia, PA 19103-2108, has been selected as independent public accountants for the Fund for the fiscal year ending June 30, 2003. Tait, Weller & Baker will perform an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the principal underwriter and exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

DISTRIBUTION PLAN

The Fund's Distribution Plan (the "Plan") has been adopted pursuant to Rule 12b-1 under the 1940 Act, and it was approved by a majority of the Fund's Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any Rule 12b-1 agreement, cast in person at a meeting on May 30, 2002 called for the purpose of voting on such Plan.

The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the "Recipient") a distribution fee and/or shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts ("12b-1 Expenses"). Notwithstanding, no such fee will be paid by the Fund to either the Advisor or any Recipient for the Fund's fiscal years ending June 30, 2003 and 2004. The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.





                           PART C. OTHER INFORMATION

Item 23. Exhibits

                  (a) Articles of Incorporation filed with the State of Maryland on March 20, 2002 - filed with Registrant's initial registration statement on Form N-1A dated April 2, 2002 and incorporated herein by reference.

                  (b) By-laws adopted as of March 20, 2002 - filed with
                      Registrant's initial registration statement on Form N-1A dated April 2, 2002 and incorporated herein by reference.

                  (c) Instruments Defining Rights of Security Holders - None.

                  (d) Investment Advisory Contracts.  Copy of Registrant's
                      Investment Advisory Agreement with Runkel Advisors, LLC, approved May 30, 2002 - filed herewith.

                  (e) Underwriting Contracts.  Copy of Registrant's Distribution
                      Agreement with Unified Financial Securities, Inc. dated May 30, 2002 -filed herewith.

                  (f) Bonus or Profit Sharing Contracts - None.

                  (g) Custodian Agreement - Copy of Registrant's Custodian
                      Agreement with Huntington National Bank dated May 30, 2002
                      - filed herewith.

                  (h) Other Material Contracts - Mutual Fund Services Agreement
                      between Registrant and Unified Fund Services, Inc. dated May 30, 2002 -filed herewith.

                  (i) Legal Opinion and Consent of Thompson Coburn LLP -filed herewith.

                  (j) Consent of Independent Auditors - to be filed.

                  (k) Omitted Financial Statements. None.

                  (l) Initial Capital Agreements.  Copy of Letter of Investment
                      Intent from Thomas J. Runkel - to be filed.

                  (m) Copy of Rule 12b-1 Distribution Plan -  filed herewith.

                  (n) Rule 18f-3 Plan - None.

                  (o) Reserved.

                  (p) Code of  Ethics -filed herewith.

                  (q) Powers of Attorney -filed herewith

Item 24. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------
         None

Item 25. Indemnification
         ---------------

         Article Seventh, Section (k) of the Articles of Incorporation of Runkel Funds, Inc., a Maryland corporation, provides that:

              Indemnification. (1) The Corporation shall indemnify any person
              ---------------
              who is or was a director of the Corporation on or after the date of these articles against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement incurred by such person in connection with any civil, criminal, administrative or investigative action, suit, proceeding or claim (including any action by or in the right of the Corporation or a subsidiary) by reason of the fact that such person is or was serving in such capacity; provided, however, that no such person
                                        ------------------
              shall be entitled to any indemnification pursuant to this subsection (1) on account of conduct which is finally adjudged to have been knowingly fraudulent or deliberately dishonest or to have been committed in bad faith.

                              (2) The Corporation may, to the extent that the
              Board of Directors deems appropriate and as set forth in a by-law or resolution, indemnify any person who is or was an officer, employee or agent of the Corporation or any subsidiary or who is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (including an employee benefit plan) against reasonable expenses (including attorneys'
              fees), judgments, fines and amounts paid in settlement incurred by such person in connection with any civil, criminal, administrative or investigative action, suit, proceeding or claim (including an action by or in the right of the corporation or a subsidiary) by reason of the fact that such person is or was serving in such capacity; provided, however, that no such person shall be entitled
                        -----------------
              to any indemnification pursuant to this subsection (2) on account of conduct which is finally adjudged to have been knowingly fraudulent or deliberately dishonest or to have been committed in bad faith.

                              (3) The Corporation shall make advances of
              reasonable expenses, including attorneys' fees, incurred prior to the final disposition of a civil, criminal, administrative or investigative action, suit, proceeding or claim (including an action by or in the right of the corporation or a subsidiary) to any person to whom indemnification is or may be available under subsection 1; provided, however, that prior to making any
                            -----------------
              advances, the Corporation shall receive a written undertaking by or on behalf of such person to repay such amounts advanced in the event that it shall be ultimately determined that such person is not entitled to such indemnification. The Corporation may, to the extent that the Board of Directors deems appropriate, make advances of reasonable expenses, including attorneys' fees, incurred prior to the final disposition of a civil, criminal, administrative or investigative action, suit, proceeding or claim (including an action by or in the right of the corporation or a subsidiary) to any person to whom indemnification is or may be available under subsection 2; provided, however, that prior to
                                            -----------------
              making any advances, the Corporation shall receive a written undertaking by or on behalf of such person to repay such amounts advanced in the event that it shall be ultimately determined that such person is not entitled to such indemnification.

                              (4) The indemnification and other rights provided
              by this Article shall not be deemed exclusive of any other rights to which a person to whom indemnification is or may be otherwise available under these Articles of Incorporation, the Bylaws or any agreement, vote of shareholders or disinterested directors or otherwise, may be entitled. The Corporation is authorized to purchase and maintain insurance on behalf of the Corporation or any person to whom indemnification is or may be available against any liability asserted against such person in, or arising out of, such person's status as director, officer, employee or agent of this corporation, any of its subsidiaries or another corporation, partnership, joint venture, trust or other enterprise (including an employee benefit plan) which such person is serving at the request of the Corporation.

                              (5) Each person to whom indemnification is granted
              under subsection (1) of this Article is entitled to rely upon the indemnification and other rights granted hereby as a contract with the Corporation and such person and such person's heirs, executors, administrator and estate shall be entitled to enforce against the Corporation all indemnification and other rights granted to such person by subsections (1) and (3) and this subsection (5) of this paragraph. The indemnification and other rights granted by subsections (1) and (3) and this subsection (5) of this paragraph shall survive amendment, modification or repeal of this Article SEVENTH, and no such amendment, modification or repeal shall act to reduce, terminate or otherwise adversely affect the rights to indemnification granted hereby, with respect to any expenses, judgments, fines and amounts paid in settlement incurred by a person to whom indemnification is granted under subsection (1) of this paragraph with respect to an action, suit, proceeding or claim that arises out of acts or omissions of such person that occurred prior to the effective date of such amendment, modification or repeal. Any indemnification granted by the Board of Directors pursuant to subsection (2) of this paragraph, shall inure to the person to whom the indemnification is granted, and such person's heirs, executors, administrator and estate; provided, however, that such indemnification may be
                      -----------------
              changed, modified or repealed, at any time or from time to time, at the discretion of the Board of Directors and the survival of such indemnification shall be in accordance with terms determined by the Board of Directors.

Item 26. Business and Other Connections of the Investment Adviser
         --------------------------------------------------------

         Runkel Advisors, LLC, 903 Chevy Street, Belmont CA, 94002, offers investment advisory services to the Fund. Thomas J. Runkel is the sole Member of the Advisor. Information about the Advisor can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system.

Item 27. Principal Underwriter
         ---------------------

         (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: AmeriPrim Funds, AmeriPrime Advisors Trust, the ATC Funds, Inc., the Julius Baer Investment Fund, the Kenwood Funds, Lindbergh Funds, Milestone Funds, Regional Opportunity Fund, the Rockland Funds Trust, Securities Management & Timing funds, Sparrow Funds, the TANAKA Funds, Inc., Wallace Funds.

         (b) The directors and officers of the principal underwriter are as follows:

Name                        Title                             Position with Fund
----                        -----                             ------------------
Thomas G. Napurano          CFO and Exec. Vice                None
                            President
Stephen D. Highsmith, Jr.   Director, President,
                            CEO and Secretary                 None
Lynn Wood                   Chairman of the Board             None
Timothy L. Ashburn          Director                          None
Karyn E. Cunningham         Controller                        None

         (c)      Not Applicable

Item 28. Location of Accounts and Records
         --------------------------------

         Unified Fund Services, Inc.
         431 N. Pennsylvania  Street
         Indianapolis, IN 46204

         Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

         Huntington National Bank
         41 South High Street
         Columbus, Ohio 43215

         Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3).

         Unified Financial Securities, Inc.
         431 N. Pennsylvania  Street
         Indianapolis,  IN  46204

         Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d).

         Runkel Advisors, LLC
         903 Chevy Street
         Belmont CA, 94002

         Will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f).

Item 29. Management Services
         -------------------

         Not Applicable

Item 30. Undertakings
         ------------

         Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

         Registrant hereby undertakes to carry out all indemnification provisions of its Articles of Incorporation in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

         Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Belmont and the State of California on June 6, 2002.

                               RUNKEL FUNDS, INC.


                              /s/ Thomas J. Runkel
                           ---------------------------
                                Thomas J. Runkel
                                    President
Attest:

/s/      Thomas J. Runkel
---------------------------
         Thomas J. Runkel
               Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                 Title                        Date
---------

/s/ Thomas J. Runkel                   Chief Executive Officer,     June 7, 2002
--------------------
Thomas J. Runkel                       President and Director

/s/ Thomas J. Runkel*                  Director                     June 7, 2002
---------------------
Diomedes Loo-Tam

/s/ Thomas J. Runkel*                  Director                     June 7, 2002
---------------------
Laird Foshay


* Signed pursuant to a power of attorney filed herewith.

                                INDEX TO EXHIBITS


Exhibit Number             Description
--------------             -----------




  EX.99.d                  Investment Advisory Agreement

  EX.99,e                  Distribution Agreement

  EX.99.g                  Custodian Agreement

  EX.99.h                  Mutual Fund Services Agreement

  EX.99.i                  Legal Opinion

  EX.99.m                  Rule 12-1 Distribution Plan

  EX.99.p                  Code of Ethics

  EX.99.q                  Power of Attorney executed by Diomedes Loo-Tam

  EX.99.q                  Power of Attorney executed by Laird Foshay